INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current and Deferred Income Tax (Benefit) Provision
Federal current		$ 631	$ 495	$ 69
Federal deferred		411	634	843
State current		91	120	88
State deferred		(48)	(72)	(205)
Income tax provision		1,085	1,177	795
Income Tax (Benefit) Provision Reconciliation
U.S. federal statutory income tax rate		35.00%
Income tax provision at U.S. federal statutory rate		1,064	1,168	862
State and local income taxes (tax benefits), net of federal tax effects		28	31	(76)
Equity-based compensation		0	0	12
Other reconciling items		(7)	(22)	(3)
Income tax provision		1,085	1,177	795
Basis point change in the estimate of the effective tax rate applied to calculate the Company's deferred income tax liability				0.65%
Impact of change in net deferred income tax liability effective tax rate	45	77	63	178
Impact of certain state tax and local matters		27	47
Impact of the reversal of a deferred income tax asset valuation allowance			46
Impact of equity-based compensation related to Time Warner equity plans				14
Components of Deferred Income Tax Liabilities, Net
Deferred income tax liabilities, cable franchise rights and customer relationships	(7,979)	(7,979)	(7,675)
Deferred income tax liabilities, property, plant and equipment	(4,157)	(4,157)	(4,081)
Deferred income tax liabilities, other	(328)	(328)	(17)
Deferred income tax liabilities	(12,464)	(12,464)	(11,773)
Deferred income tax assets, net operating loss carryforwards	202	202	322
Deferred income tax assets, tax credit carryforwards	32	32	36
Deferred income tax assets, other	494	494	470
Deferred income tax assets, valuation allowances	(28)	(28)	(18)
Deferred income tax assets	700	700	810
Deferred income tax liabilities, net	(11,764)	(11,764)	(10,963)	(9,931)
Change in valuation allowance		(10)
Current deferred income tax assets	334	334	317
Changes in Deferred Income Tax Liabilities, Net
Deferred income tax liabilities, net, at beginning of year		(10,963)	(9,931)	(9,487)
Deferred income tax provision		(363)	(562)	(638)
Amount recorded in business acquisitions	5	5	(530)	65
Amount recorded directly to TWC shareholders' equity as a component of additional paid-in capital related to equity-based compensation	0	0	0	(43)
Amount recorded directly to TWC shareholders' equity as a component of accumulated other comprehensive income (loss), net, related to the change in accumulated unrealized losses on pension benefit obligation		(377)	100	160
Amount recorded directly to TWC shareholders' equity as a component of accumulated other comprehensive income (loss), net, related to the change in accumulated deferred gains (losses) on cash flow hedges		(66)	(40)	12
Deferred income tax liabilities, net, at end of year	(11,764)	(11,764)	(10,963)	(9,931)
Uncertain Income Tax Positions
Reserve for uncertain income tax positions at beginning of year		73	50	51
Additions for prior year tax positions		30	17	3
Additions for current year tax positions		19	21	8
Reductions for prior year tax positions		0	0	(1)
Lapses in statute of limitations		(3)	(3)	(5)
Settlements and reversals of timing difference		(11)	(12)	(6)
Reserve for uncertain income tax positions at end of year	108	108	73	50
Impact of uncertain income tax positions on income tax provision	68	68	50	33
Impact of uncertain income tax positions on income tax provision - portion attributable to interest and penalties	20	20	15	11
Interest and penalties accrued on uncertain income tax positions	28	28	22
Interest and penalties expense included in income tax provision		6	6	1
The amount of existing reserves for uncertain income tax positions for which it is reasonably possible that the total amount will decrease within twelve months of the balance sheet date	29	29
Impact on income tax provision of existing reserves for uncertain income tax positions for which it is reasonable possible that the total amount will decrease within twelve months of the balance sheet date	20	20
Impact on income tax provision of existing reserves for uncertain income tax positions for which it is reasonable possible that the total amount will decrease within twelve months of the balance sheet date - portion attributable to interest and penalties	10	10
Certain Matters Affecting the Cable Industry under Discussion with the IRS [Member]
Uncertain Income Tax Positions
The amount of existing reserves for uncertain income tax positions for which it is reasonably possible that the total amount will decrease within twelve months of the balance sheet date	14	14
Various Ongoing Audits and Settlement Discussions with the IRS and Various State and Local Jurisdictions [Member]
Uncertain Income Tax Positions
The amount of existing reserves for uncertain income tax positions for which it is reasonably possible that the total amount will decrease within twelve months of the balance sheet date	$ 15	$ 15